Expense Example, No Redemption - DWS High Income Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 543
3 Years	739
5 Years	952
10 Years	1,564
Class T
Expense Example, No Redemption:
1 Year	345
3 Years	548
5 Years	768
10 Years	1,399
Class C
Expense Example, No Redemption:
1 Year	177
3 Years	548
5 Years	944
10 Years	2,052
Class R
Expense Example, No Redemption:
1 Year	129
3 Years	416
5 Years	723
10 Years	1,596
Class R6
Expense Example, No Redemption:
1 Year	70
3 Years	221
5 Years	384
10 Years	859
INST Class
Expense Example, No Redemption:
1 Year	73
3 Years	227
5 Years	395
10 Years	883
Class S
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	$ 942